                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-10273

Morgan Stanley International Value Equity Fund
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
         (Address of principal executive offices)                    (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: August 31, 2006

Date of reporting period: August 31, 2006

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you’ll learn about how your investment in Morgan Stanley International Value Equity Fund performed during the annual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund’s financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered.
Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund’s shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report
For the year ended August 31, 2006

Total Return for the 12 Months Ended August 31, 2006

Class A	Class B	Class C	Class D	Morgan Stanley Capital Int’l. (MSCI) EAFE Index[1]	Lipper Int’l. Large-Cap Core Funds Index[2]
16.15%	15.22%	15.30%	16.42%	24.28%	22.49%

The performance of the Fund’s four share classes varies because each has different expenses. The Fund’s total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Market Conditions

The MSCI EAFE Index performed strongly, returning 24.28 percent for the year ended August 31, 2006, helped considerably by a robust local currency gain by the Japanese market in the second half of 2005. However, the first half of 2006 was a more turbulent and volatile period for equity and currency markets. Increased risk aversion returned to the markets, and no market was immune from the sell-off in May and June of 2006. After its stellar performance in the last half of 2005, the Japanese market saw foreign investors take profits, particularly in the sectors that benefited the most from the enormous rally. A wave of takeover activity helped the Euro bloc markets and the more defensive U.K. market perform relatively better than Japan.

On a sector basis, eight out of 10 sectors in the MSCI EAFE Index posted double-digit gains during the reporting period. Materials, financials and utilities were the best performing sectors, followed closely by industrials, consumer staples, health care, consumer discretionary and information technology. The energy sector also performed well but its more modest return lagged the other sectors’ gains. Energy stocks continued to be underpinned by the tight supply-demand equation and geopolitical tensions. Telecommunication services was the worst performing sector for the period.

Performance Analysis

Morgan Stanley International Value Equity Fund underperformed the Morgan Stanley Capital International (MSCI) EAFE Index and the Lipper International Large-Cap Core Funds Index for the 12 months ended August 31, 2006, assuming no deduction of applicable sales charges.

In general terms, the market environment that prevailed during the nine months through the end of the first quarter of 2006 was less than flattering to the portfolio’s positioning, which, for valuation reasons, has retained a bias for stocks with low beta, low cyclicality and larger capitalization. (Beta is a measure of a stock’s volatility. A higher beta indicates greater stock price volatility relative to broad market movements, while a lower beta indicates less volatility.) However, conditions became more favorable for the portfolio later in the period. Evidence of increasing inflationary pressures, moderating economic growth and simultaneous tightening of monetary policies in the U.S., Europe and Japan provided a more difficult backdrop for equities in the second quarter of 2006. Market volatility and risk aversion increased somewhat, resulting in sector leadership rotating from the higher beta, cyclical sectors to the lower beta, defensive sectors. The portfolio’s bias towards stocks with lower beta and lower cyclicality was therefore more favorable in these conditions, leading to the Fund’s relative outperformance over the MSCI EAFE Index in the second quarter of 2006.

In addition to the general market environment described above, the Fund’s underperformance relative to the MSCI EAFE Index can be largely explained by two factors: the underweight allocation and stock selection within Japan and the large overweight and stock selection within the telecommunications sector. The portfolio underperformed most dramatically in the third and fourth quarters of 2005 when the Japanese market experienced a powerful rally with high beta, cyclical stocks (including financials, capital goods and steel companies) outperforming significantly. An underweight exposure to Japan during this period as well as greater exposure to lower beta, less cyclical sectors (namely utilities, consumer staples and health care) contributed to the Fund’s significant underperformance. We believe the rally pushed Japan’s market in general, and the cyclical sectors in particular, into overvalued territory, especially considering that corporate earnings in these sectors are at cyclical peaks, if not at all time historic high levels. This view has been partially vindicated by Japan’s underperformance so far this year. Japan’s equity market eked out a minimal gain versus double-digit advances in the Euro bloc markets and the U.K. market, making it the worst performing developed market year to date through August 31, 2006.

Telecommunication services was by far the weakest index sector for the one-year period. The Fund’s large overweight allocation to this sector was therefore a major detractor, and underperformance was further compounded by adverse stock selection within the sector. The sector’s undeniably attractive valuations (based on our view of earnings, dividend yield and free cash flow measures) afforded no protection in a deteriorating competitive and regulatory environment for both fixed line and mobile operations, which resulted in continual earnings downgrades and negative sector sentiment.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

TOP 10 HOLDINGS
Imperial Tobacco Group PLC	3.3%
Nestle S.A. (Registered Shares)	3.0
Cadbury Schweppes PLC	3.0
Unilever NV (Share Certificates)	2.6
Total S.A.	2.5
Royal Bank of Scotland Group PLC	2.2
British American Tobacco PLC	2.2
Holcim Ltd. (Registered Shares)	2.2
Kao Corp.	2.0
RWE AG	1.9

TOP FIVE COUNTRIES
United Kingdom	33.1%
Japan	19.0
Netherlands	8.3
France	7.8
Switzerland	7.8

Data as of August 31, 2006. Subject to change daily. All percentages for top 10 holdings and top five countries are as a percentage of net assets. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund will normally invest at least 80 percent of its assets in a diversified portfolio of common stocks and other equity securities, including depositary receipts and securities convertible into common stock, of companies located outside of the United States. These companies may be of any asset size and may be located in developed or emerging market countries. The Fund invests in at least three different countries located outside of the United States. A company will be considered located outside of the United States if it (a) is not organized under the laws of the United States, (b) does not have securities which are principally traded on a U.S. stock exchange, (c) does not derive at least 50 percent of its revenues from goods produced or sold, investments made, or services performed in the United States or (d) does not maintain at least 50 percent of its assets in the United States.

For More Information About
Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public Web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s Web site, http://www.sec.gov. You may also review and copy them at the SEC’s public reference room in Washington, DC. Information on the operation of the SEC’s public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund’s Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 869-NEWS or by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. It is also available on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. This information is also available on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 350-6414, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary

Performance of $10,000 Investment

Average Annual Total Returns — Period Ended August 31, 2006

	Class A Shares* (since 04/26/01)		Class B Shares** (since 04/26/01)		Class C Shares† (since 04/26/01)		Class D Shares†† (since 04/26/01)
Symbol	IVQAX		IVQBX		IVQCX		IVQDX
1 Year	16.15%	[3]	15.22%	[3]	15.30%	[3]	16.42%	[3]
	10.06	[4]	10.22	[4]	14.30	[4]	—
5 Years	11.90	[3]	11.04	[3]	11.06	[3]	12.17	[3]
	10.70	[4]	10.78	[4]	11.06	[4]	—
Since Inception	10.24	[3]	9.39	[3]	9.40	[3]	10.49	[3]
	9.13	[4]	9.26	[4]	9.40	[4]	—

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.

*	The maximum front-end sales charge for Class A is 5.25%.
**	The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.
†	The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.
††	Class D has no sales charge.
(1)	The Morgan Stanley Capital International (MSCI) EAFE Index measures the performance for a diverse range of global stock markets within Europe, Australasia, and the Far East. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. ‘‘Net dividends’’ reflects a reduction in dividends after taking into account withholding of taxes by certain foreign countries represented in the Index. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.
(2)	The Lipper International Large-Cap Core Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper International Large-Cap Core Funds Classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index.
(3)	Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(4)	Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
‡	Ending value assuming a complete redemption on August 31, 2006.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 03/01/06 – 08/31/06.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	03/01/06	08/31/06	03/01/06 – 08/31/06
Class A
Actual (7.90% return)	$1,000.00	$1,079.00	$7.23
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.25	$7.02
Class B
Actual (7.42% return)	$1,000.00	$1,074.20	$11.14
Hypothetical (5% annual return before expenses)	$1,000.00	$1,014.47	$10.82
Class C
Actual (7.46% return)	$1,000.00	$1,074.60	$11.14
Hypothetical (5% annual return before expenses)	$1,000.00	$1,014.47	$10.82
Class D
Actual (8.03% return)	$1,000.00	$1,080.30	$5.93
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.51	$5.75

*	Expenses are equal to the Fund's annualized expense ratios of 1.38%, 2.13%, 2.13% and 1.13% for Class A, Class B, Class C and Class D shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Adviser, to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Fund’s Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Investment Adviser’s expense. (The Investment Adviser, Sub-Adviser and Administrator together are referred to as the ‘‘Adviser’’ and the Advisory, Sub-Advisory and Administration Agreements together are referred to as the ‘‘Management Agreement.’’) The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. (‘‘Lipper’’).

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser’s portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

Performance Relative to Comparable Funds Managed by Other Advisers

On a regular basis, the Board reviews the performance of all funds in the Morgan Stanley Fund Complex, including the Fund, compared to their peers, paying specific attention to the underperforming funds. In addition, the Board specifically reviewed the Fund’s performance for the one- and three-year periods ended November 30, 2005 and for the period April 30, 2001 to November 30, 2005, as shown in a report provided by Lipper (the ‘‘Lipper Report’’), compared to the performance of comparable funds selected by Lipper. The Board considered the impact on performance of the Fund’s principal investment strategy. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund and concluded that the Fund’s performance was acceptable.

Fees Relative to Other Proprietary Funds Managed by the Adviser with Comparable
Investment Strategies

The Board reviewed the advisory and administrative fee (together, the ‘‘management fee’’) rate paid by the Fund under the Management Agreement. The Board noted that the management fee rate was comparable to the management fee rates charged by the Adviser to other proprietary funds it manages with investment strategies comparable to those of the Fund.

Fees and Expenses Relative to Comparable Funds Managed by Other Advisers

The Board reviewed the management fee rate and total expense ratio of the Fund as compared to the average management fee rate and average total expense ratio for funds, selected by Lipper (the ‘‘expense peer group’’), managed by other advisers with investment strategies comparable to those of the Fund, as shown in the Lipper Report. The Board concluded that the Fund’s management fee rate and total expense ratio were competitive with those of its expense peer group.

Breakpoints and Economies of Scale

The Board reviewed the structure of the Fund’s management fee schedule under the Management Agreement and noted that it did not include any breakpoints, although assets were relatively large and, therefore, recommended that the Adviser consider incorporating breakpoints in the management fee. The Adviser informed the Board that the Fund will be closed to new investors when the Fund’s assets reach $1 billion, subject to certain limited exceptions. The Board considered that the management fee and total expense ratio were lower than the Fund’s expense peer group and noted the Adviser’s stated intention to close the Fund to new investors when the Fund reaches $1 billion. The Board concluded that the management fee effectively reflects economies of scale at the present time.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. Based on its review of the information it received, the Board concluded that the profits earned by the Adviser and affiliates were not excessive in light of the advisory, administrative and other services provided to the Fund.

Fall-Out Benefits

The Board considered so-called ‘‘fall-out benefits’’ derived by the Adviser and affiliates from their relationship with the Fund and the Morgan Stanley Fund Complex, such as sales charges on sales of Class A shares and ‘‘float’’ benefits derived from handling of checks for purchases and sales of Fund shares, through a broker-dealer affiliate of the Adviser and ‘‘soft dollar’’ benefits (discussed in the next section). The Board also considered that a broker-dealer affiliate of the Adviser receives from the Fund 12b-1 fees for distribution and shareholder services. The Board also considered that an affiliate of the Adviser sold a joint venture that owned an electronic trading system network (‘‘ECN’’), which may be used by the Adviser for trading on behalf of the Fund. As part of the sale of the joint venture, the affiliate receives a 10-year payout based on the revenue stream from trading on the ECN. Although the affiliate disgorges the portion of the payout that is comprised of commissions received from trades executed by the Adviser on the ECN to a charitable organization, the Board considered the fact that trades by the Adviser would increase order flow, and, thus, result in a potential fall-out benefit to the affiliate. The Board concluded that the float benefits were relatively small, the sales charges and 12b-1 fees were competitive with those of other broker-dealers, the affiliate disgorged revenues in connection with the ECN-related revenue and the potential fall-out benefit from increased order flow was relatively small.

Soft Dollar Benefits

The Board considered whether the Adviser realizes any benefits as a result of brokerage transactions executed through ‘‘soft dollar’’ arrangements. Under such arrangements, brokerage commissions paid by the Fund and/or other funds managed by the Adviser would be used to pay for research that a securities broker obtains from third parties, or to pay for both research and execution services from securities brokers who effect transactions for the Fund. The Adviser informed the Board that it does not use Fund commissions to pay for third party research. It does use commissions to pay for research which is bundled with execution services. The Board recognized that the receipt of such research from brokers may reduce the Adviser’s costs but concluded that the receipt of such research strengthens the investment management resources of the Adviser, which may ultimately benefit the Fund and other funds in the Morgan Stanley Fund Complex.

Adviser Financially Sound and Financially Capable of Meeting the Fund’s Needs

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board noted that the Adviser’s operations remain profitable, although increased expenses in recent years have reduced the Adviser’s profitability. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

Historical Relationship Between the Fund and the Adviser

The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund’s operations and the Board’s confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund’s Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund’s business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year.

Morgan Stanley International Value Equity Fund

Portfolio of Investments August 31, 2006

NUMBER OF SHARES		VALUE
	Common Stocks (95.4%)
	Australia (1.5%)
	Beverages: Alcoholic
1,973,498	Foster's Group Ltd.	$8,966,430
	Chemicals: Major Diversified
155,942	Orica Ltd.	2,675,667
	Steel
151,736	BlueScope Steel Ltd.	786,727
	Total Australia	12,428,824
	Austria (1.2%)
	Major Telecommunications
417,190	Telekom Austria AG	10,213,332
	Belgium (1.9%)
	Financial Conglomerates
230,667	Fortis	8,972,612
	Major Banks
63,479	KBC GROEP NV	6,831,459
	Total Belgium	15,804,071
	France (7.8%)
	Construction Materials
40,260	Lafarge S.A.	5,180,665
	Integrated Oil
302,321	Total S.A.	20,399,738
	Major Banks
127,253	BNP Paribas	13,515,437
	Major Telecommunications
400,741	France Telecom S.A.	8,502,212
	Motor Vehicles
77,809	Renault S.A.	9,056,062
	Pharmaceuticals: Major
93,011	Sanofi-Aventis	8,342,344
	Total France	64,996,458
	Germany (5.3%)
	Chemicals: Major Diversified
209,451	Bayer AG	10,370,562
	Electric Utilities
176,876	RWE AG	16,201,809
	Industrial Conglomerates
103,525	Siemens AG (Registered Shares)	8,772,385
	Motor Vehicles
163,925	Bayerische Motoren Werke (BMW) AG	$8,487,934
	Total Germany	43,832,690
	Greece (0.5%)
	Casino/Gaming
112,310	Greek Organisation of Football Prognostics S.A.	3,991,936
	Ireland (0.6%)
	Construction Materials
133,110	CRH PLC	4,613,650
	Italy (1.4%)
	Integrated Oil
375,859	ENI SpA	11,501,872
	Japan (19.0%)
	Advertising/Marketing Services
89,900	Asatsu – DK Inc.	2,903,460
	Chemicals: Specialty
238,000	Taiyo Nippon Sanso Corp.	2,074,768
	Commercial Printing/Forms
697,000	Dai Nippon Printing Co., Ltd.	10,382,241
	Electric Utilities
171,400	Kansai Electric Power Co., Inc. (The)	4,111,555
	Electronic Components
19,500	Hoya Corp.	709,544
	Electronic Equipment/Instruments
219,300	Canon Inc.	10,913,609
1,825,000	Mitsubishi Electric Corp.	15,054,112
657,000	NEC Corp.	3,823,869
179,900	Omron Corp.	4,185,147
		33,976,737
	Finance/Rental/Leasing
57,490	Takefuji Corp.	3,101,080
	Gas Distributors
1,606,000	Osaka Gas Co., Ltd.	5,912,160
	Household/Personal Care
609,000	Kao Corp.	16,243,460
	Life/Health Insurance
90,450	T&D Holdings, Inc.	6,713,417

See Notes to Financial Statements

Morgan Stanley International Value Equity Fund

Portfolio of Investments August 31, 2006 continued

NUMBER OF SHARES		VALUE
	Major Banks
1,856,000	Shinsei Bank, Ltd.	$11,434,921
814	Sumitomo Mitsui Financial Group, Inc.	9,156,199
		20,591,120
	Movies/Entertainment
107,700	Oriental Land Co., Ltd.	6,167,397
	Pharmaceuticals: Other
210,500	Astellas Pharma Inc.	8,538,389
	Property – Casualty Insurers
712,000	Mitsui Sumitomo Insurance Co., Ltd.	8,688,402
	Railroads
1,213	Central Japan Railway Co.	13,127,482
	Recreational Products
185,900	Sega Sammy Holdings Inc.	6,352,441
	Wireless Telecommunications
5,439	NTT DoCoMo, Inc.	8,435,432
	Total Japan	158,029,085
	Netherlands (8.3%)
	Financial Conglomerates
212,014	ING Groep NV (Share Certificates)	9,161,867
	Food: Major Diversified
896,344	Unilever NV (Share Certificates)	21,369,780
	Food: Specialty/Candy
158,035	CSM NV (Share Certificates)	4,823,977
	Industrial Specialties
113,927	Akzo Nobel NV	6,558,411
	Integrated Oil
414,329	Royal Dutch Shell PLC (Class A)	14,318,380
	Major Banks
232,980	ABN AMRO Holding NV	6,640,327
	Steel
185,690	Mittal Steel Co. NV	6,193,585
	Total Netherlands	69,066,327
	Singapore (0.6%)
	Regional Banks
537,000	United Overseas Bank Ltd.	$5,321,898
	South Korea (1.2%)
	Semiconductors
30,494	Samsung Electronics Co., Ltd. (GDR) – 144A**	10,367,960
	Spain (2.9%)
	Integrated Oil
181,262	Repsol YPF, S.A.	5,208,052
	Major Banks
443,895	Banco Bilbao Vizcaya Argentaria, S.A.	10,139,599
	Major Telecommunications
492,028	Telefonica S.A.	8,441,902
	Total Spain	23,789,553
	Sweden (2.3%)
	Metal Fabrications
314,215	SKF AB (B Shares)	4,481,795
	Telecommunication Equipment
4,383,450	Telefonaktiebolaget LM Ericsson (B Shares)	14,558,542
	Total Sweden	19,040,337
	Switzerland (7.8%)
	Construction Materials
221,235	Holcim Ltd. (Registered Shares)	17,912,238
	Financial Conglomerates
154,923	UBS AG (Registered Shares)	8,762,698
	Food: Major Diversified
72,534	Nestle S.A. (Registered Shares)	24,930,985
	Pharmaceuticals: Major
231,566	Novartis AG (Registered Shares)	13,210,583
	Total Switzerland	64,816,504
	United Kingdom (33.1%)
	Aerospace & Defense
514,843	Rolls-Royce Group PLC*	4,275,940

See Notes to Financial Statements

Morgan Stanley International Value Equity Fund

Portfolio of Investments August 31, 2006 continued

NUMBER OF SHARES		VALUE
	Apparel/Footwear
262,917	Burberry Group PLC	$2,395,091
	Casino/Gaming
610,187	Ladbrokes PLC	4,440,499
	Catalog/Specialty Distribution
328,227	GUS PLC	6,095,690
	Construction Materials
202,221	Hanson PLC	2,548,623
	Electric Utilities
233,111	Drax Group PLC*	3,994,170
741,811	National Grid PLC	9,010,217
212,713	Scottish & Southern Energy PLC	4,875,755
1,339,882	Scottish Power PLC	15,828,132
		33,708,274
	Food: Specialty/Candy
2,326,442	Cadbury Schweppes PLC	24,758,559
	Hotels/Resorts/Cruiselines
702,633	InterContinental Hotels Group PLC	12,293,212
	Household/Personal Care
340,705	Reckitt Benckiser PLC	14,140,225
	Industrial Conglomerates
376,580	Smiths Group PLC	6,165,624
	Integrated Oil
1,411,175	BP PLC	16,038,972
	Major Banks
506,294	Barclays PLC	6,337,528
642,229	HSBC Holdings PLC	11,652,098
544,828	Royal Bank of Scotland Group PLC	18,483,680
		36,473,306
	Other Metals/Minerals
531,549	BHP Billiton PLC	10,129,749
	Personnel Services
5,008,413	Hays PLC	12,991,460
	Pharmaceuticals: Major
176,467	AstraZeneca PLC	11,436,006
286,844	GlaxoSmithKline PLC	8,125,873
		19,561,879
	Publishing: Books/Magazines
836,261	Reed Elsevier PLC	$8,971,335
	Publishing: Newspapers
413,687	Johnston Press PLC	3,199,533
	Regional Banks
122,328	Northern Rock PLC	2,596,702
	Tobacco
672,157	British American Tobacco PLC	18,426,996
788,649	Imperial Tobacco Group PLC	27,175,882
		45,602,878
	Wireless Telecommunications
3,919,660	Vodafone Group PLC	8,488,308
	Total United Kingdom	274,875,859
	Total Common Stocks (Cost $657,955,072)	792,690,356
	Preferred Stock (1.8%)
	Germany
	Motor Vehicles
14,872	Porsche AG (Cost $10,006,369)	15,237,686

PRINCIPAL AMOUNT IN THOUSANDS
Short-Term Investment (2.8%)
Repurchase Agreement
$23,028	Joint repurchase agreement account 5.27% due 09/01/06 (dated 08/31/06; proceeds $23,031,371) (a) (Cost $23,028,000)	23,028,000

Total Investments (Cost $690,989,441) (b) (c)	100.0%	830,956,042
Other Assets in Excess of Liabilities	0.0	347,389
Net Assets	100.0%	$831,303,431

See Notes to Financial Statements

Morgan Stanley International Value Equity Fund

Portfolio of Investments August 31, 2006 continued

GDR	Global Depositary Receipt.
*	Non-income producing security.
**	Resale is restricted to qualified institutional investors.
(a)	Collateralized by federal agency and U.S. Treasury obligations.
(b)	Securities have been designated as collateral in an amount equal to $31,601,467 in connection with open forward foreign currency contracts.
(c)	The aggregate cost for federal income tax purposes is $692,888,327. The aggregate gross unrealized appreciation is $151,667,898 and the aggregate gross unrealized depreciation is $13,600,183, resulting in net unrealized appreciation of $138,067,715.

Forward Foreign Currency Contracts Open at August 31, 2006:

CONTRACTS TO DELIVER		IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
	$769,671	GBP	404,664	09/01/06	$728
EUR	96,061		$123,227	09/01/06	231
	$43,080	EUR	33,504	09/01/06	(181)
	$378,120	GBP	198,259	09/01/06	(674)
GBP	17,200,000	JPY	3,680,370,000	10/24/06	(1,168,661)
	Net Unrealized Depreciation				$(1,168,557)

Currency Abbreviations:
EUR Euro.
GBP British Pound.
JPY Japanese Yen.

See Notes to Financial Statements

Morgan Stanley International Value Equity Fund

Summary of Investments August 31, 2006

INDUSTRY	VALUE		PERCENT OF NET ASSETS
Major Banks	$94,191,248		11.3%
Integrated Oil	67,467,014		8.1
Electric Utilities	54,021,638		6.5
Food: Major Diversified	46,300,765		5.6
Tobacco	45,602,878		5.5
Pharmaceuticals: Major	41,114,806		4.9
Electronic Equipment/ Instruments	33,976,737		4.1
Motor Vehicles	32,781,682		3.9
Household/Personal Care	30,383,685		3.7
Construction Materials	30,255,176		3.6
Food: Specialty/Candy	29,582,536		3.6
Major Telecommunications	27,157,446		3.3
Financial Conglomerates	26,897,177		3.2
Repurchase Agreement	23,028,000		2.8
Wireless Telecommunications	16,923,740		2.0
Industrial Conglomerates	14,938,009		1.8
Telecommunication Equipment	14,558,542		1.8
Railroads	13,127,482		1.6
Chemicals: Major Diversified	13,046,229		1.6
Personnel Services	12,991,460		1.6
Hotels/Resorts/Cruiselines	12,293,212		1.5
Commercial Printing/Forms	10,382,241		1.2
Semiconductors	10,367,960		1.2
Other Metals/Minerals	10,129,749		1.2
Publishing: Books/Magazines	$8,971,335		1.1%
Beverages: Alcoholic	8,966,430		1.1
Property – Casualty Insurers	8,688,402		1.0
Pharmaceuticals: Other	8,538,389		1.0
Casino/Gaming	8,432,435		1.0
Regional Banks	7,918,600		1.0
Steel	6,980,312		0.8
Life/Health Insurance	6,713,417		0.8
Industrial Specialties	6,558,411		0.8
Recreational Products	6,352,441		0.8
Movies/Entertainment	6,167,397		0.7
Catalog/Specialty Distribution	6,095,690		0.7
Gas Distributors	5,912,160		0.7
Metal Fabrications	4,481,795		0.5
Aerospace & Defense	4,275,940		0.5
Publishing: Newspapers	3,199,533		0.4
Finance/Rental/Leasing	3,101,080		0.4
Advertising/Marketing Services	2,903,460		0.4
Apparel/Footwear	2,395,091		0.3
Chemicals: Specialty	2,074,768		0.3
Electronic Components	709,544		0.1
	$830,956,042	*	100.0%

*	Does not include open forward foreign currency contracts with net unrealized depreciation of $1,168,557.

See Notes to Financial Statements

Morgan Stanley International Value Equity Fund

Financial Statements

Statement of Assets and Liabilities

August 31, 2006

Assets:
Investments in securities, at value (cost $690,989,441)	$830,956,042
Cash (including foreign currency of $670,700 at value, with cost of $670,310)	671,113
Unrealized appreciation on open forward foreign currency contracts	959
Receivable for:
Dividends	1,540,168
Investments sold	1,389,369
Foreign withholding taxes reclaimed	852,893
Shares of beneficial interest sold	540,521
Prepaid expenses and other assets	58,911
Total Assets	836,009,976
Liabilities:
Unrealized depreciation on open forward foreign currency contracts	1,169,516
Payable for:
Investments purchased	1,772,387
Shares of beneficial interest redeemed	730,164
Investment advisory fee	558,766
Distribution fee	256,258
Administration fee	55,877
Transfer agent fee	23,450
Accrued expenses and other payables	140,127
Total Liabilities	4,706,545
Net Assets	$831,303,431
Composition of Net Assets:
Paid-in-capital	$593,646,047
Net unrealized appreciation	138,800,241
Accumulated undistributed net investment income	7,179,198
Accumulated undistributed net realized gain	91,677,945
Net Assets	$831,303,431
Class A Shares:
Net Assets	$113,122,495
Shares Outstanding (unlimited authorized, $.01 par value)	8,048,550
Net Asset Value Per Share	$14.06
Maximum Offering Price Per Share, (net asset value plus 5.54% of net asset value)	$14.84
Class B Shares:
Net Assets	$209,878,392
Shares Outstanding (unlimited authorized, $.01 par value)	15,108,014
Net Asset Value Per Share	$13.89
Class C Shares:
Net Assets	$65,821,571
Shares Outstanding (unlimited authorized, $.01 par value)	4,759,037
Net Asset Value Per Share	$13.83
Class D Shares:
Net Assets	$442,480,973
Shares Outstanding (unlimited authorized, $.01 par value)	31,343,328
Net Asset Value Per Share	$14.12

Statement of Operations

For the year ended August 31, 2006

Net Investment Income:
Income
Dividends (net of $1,784,576 foreign withholding tax)	$27,161,938
Interest	522,195
Total Income	27,684,133
Expenses
Investment advisory fee	6,797,689
Distribution fee (Class A shares)	254,172
Distribution fee (Class B shares)	2,238,034
Distribution fee (Class C shares)	635,826
Transfer agent fees and expenses	1,380,792
Administration fee	679,769
Custodian fees	311,485
Shareholder reports and notices	201,379
Professional fees	75,027
Registration fees	73,201
Trustees' fees and expenses	10,822
Other	65,144
Total Expenses	12,723,340
Less: expense offset	(4,477)
Net Expenses	12,718,863
Net Investment Income	14,965,270
Net Realized and Unrealized Gain:
Net Realized Gain (Loss) on:
Investments	106,449,352
Foreign exchange transactions	(5,392,077)
Net Realized Gain	101,057,275
Net Change in Unrealized Appreciation/Depreciation on:
Investments	10,316,755
Translation of forward foreign currency contracts, other assets and liabilities denominated in foreign currencies	(966,699)
Net Appreciation	9,350,056
Net Gain	110,407,331
Net Increase	$125,372,601

See Notes to Financial Statements

Morgan Stanley International Value Equity Fund

Financial Statements continued

Statements of Changes in Net Assets

	FOR THE YEAR ENDED AUGUST 31, 2006	FOR THE YEAR ENDED AUGUST 31, 2005
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$14,965,270	$8,418,889
Net realized gain	101,057,275	52,363,120
Net change in unrealized appreciation	9,350,056	71,543,649
Net Increase	125,372,601	132,325,658
Dividends and Distributions to Shareholders from:
Net investment income
Class A shares	(1,330,082)	(255,127)
Class B shares	(899,519)	(882,629)
Class C shares	(379,727)	(245,494)
Class D shares	(6,565,623)	(3,520,299)
Net realized gain
Class A shares	(6,570,824)	(2,060,286)
Class B shares	(15,336,622)	(15,865,806)
Class C shares	(4,687,045)	(3,896,769)
Class D shares	(29,592,057)	(25,152,182)
Total Dividends and Distributions	(65,361,499)	(51,878,592)
Net increase (decrease) from transactions in shares of beneficial interest	(101,181,973)	164,401,650
Net Increase (Decrease)	(41,170,871)	244,848,716
Net Assets:
Beginning of period	872,474,302	627,625,586
End of Period
(Including accumulated undistributed net investment income of $7,179,198 and $6,780,956, respectively)	$831,303,431	$872,474,302

See Notes to Financial Statements

Morgan Stanley International Value Equity Fund

Notes to Financial Statements August 31, 2006

1.   Organization and Accounting Policies

Morgan Stanley International Value Equity Fund (the ‘‘Fund’’) is registered under the Investment Company Act of 1940, as amended (the ‘‘Act’’), as a diversified, open-end management investment company. The Fund's investment objective is to seek long-term capital appreciation. The Fund was organized as a Massachusetts business trust on January 11, 2001 and commenced operations on April 26, 2001.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The Fund will assess a 2% redemption fee on Class A shares, Class B shares, Class C shares, and Class D shares, which is paid directly to the Fund, for shares redeemed within thirty days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

The following is a summary of significant accounting policies:

A.   Valuation of Investments — (1) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (2) an equity portfolio security listed or traded on the New York Stock Exchange (‘‘NYSE’’) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (4) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the ‘‘Investment Adviser’’) or Morgan Stanley Investment Management Limited (the ‘‘Sub-Adviser’’), an affiliate of the Investment Adviser determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur

Morgan Stanley International Value Equity Fund

Notes to Financial Statements August 31, 2006 continued

during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; and (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B.   Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C.   Repurchase Agreements — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Adviser, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D.   Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E.   Foreign Currency Translation and Forward Foreign Currency Contracts — The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts (‘‘forward contracts’’) are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and

Morgan Stanley International Value Equity Fund

Notes to Financial Statements August 31, 2006 continued

losses are recorded as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

F.   Federal Income Tax Policy — It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G.   Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

H.   Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2.   Investment Advisory/Administration and Sub Advisory Agreements

Pursuant to an Investment Advisory Agreement, the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the annual rate of 0.80% to the net assets of the Fund determined as of the close of each business day.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the ‘‘Administrator’’), an affiliate of the Investment Adviser and Sub-Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

Under the Sub-Advisory Agreement between the Sub-Adviser and the Investment Adviser, the Sub-Adviser invests the Fund's assets including the placing orders for the purchase and sales of portfolio securities. As compensation for its services provided pursuant to the Sub-Advisory Agreement, the Investment Adviser paid the Sub-Adviser compensation of $3,247,458 for the year ended August 31, 2006.

3.   Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the ‘‘Distributor’’), an affiliate of the Investment Adviser, Administrator and Sub-Adviser. The Fund has adopted a Plan of Distribution (the ‘‘Plan’’) pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A – up to 0.25% of the average daily net assets of Class A; (ii) Class B – up to 1.0% of the average daily net assets of Class B; and (iii) Class C – up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from

Morgan Stanley International Value Equity Fund

Notes to Financial Statements August 31, 2006 continued

the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $1,285,686 at August 31, 2006.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors and other authorized financial representatives at the time of sale may be reimbursed in the subsequent calendar year. For the year ended August 31, 2006, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.24% and 0.91%, respectively.

The Distributor has informed the Fund that for the year ended August 31, 2006, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $539, $481,809 and $15,596, respectively and received $173,706 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4.   Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended August 31, 2006 aggregated $294,556,208 and $447,823,479, respectively. Included in the aforementioned are sales with other Morgan Stanley funds of $836,914, including net realized gains of $376,030.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator, Sub-Adviser and Distributor, is the Fund's transfer agent.

The Fund has an unfunded Deferred Compensation Plan (the ‘‘Compensation Plan’’) which allows each independent Trustee to defer payment of all, or a portion, of the fees they receive for serving on the Board of Trustees. Each eligible Trustee generally may elect to have their deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

Morgan Stanley International Value Equity Fund

Notes to Financial Statements August 31, 2006 continued

5.   Expense Offset

The expense offset represents a reduction of the transfer agent fees and expenses for earnings on cash balances maintained by the Fund.

6.   Shares of Beneficial Interest†

Transactions in shares of beneficial interest were as follows:

	FOR THE YEAR ENDED AUGUST 31, 2006		FOR THE YEAR ENDED AUGUST 31, 2005
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	1,584,508	$20,998,545	2,195,097	$27,837,321
Conversion from Class B	980,212	13,040,431	4,011,596	51,029,618
Reinvestment of dividends and distributions.	567,518	7,099,654	164,528	2,079,635
Redeemed	(2,468,462)	(32,744,644)	(1,179,918)	(15,061,601)
Net increase – Class A	663,776	8,393,986	5,191,303	65,884,973
CLASS B SHARES
Sold	1,248,643	16,427,789	7,337,002	92,445,156
Conversion to Class A	(989,709)	(13,040,431)	(4,053,373)	(51,029,618)
Reinvestment of dividends and distributions	1,168,116	14,519,679	1,195,207	14,987,886
Redeemed	(4,743,299)	(62,239,852)	(4,163,480)	(52,481,554)
Net increase (decrease) – Class B	(3,316,249)	(44,332,815)	315,356	3,921,870
CLASS C SHARES
Sold	424,125	5,555,991	1,927,173	24,099,086
Reinvestment of dividends and distributions	380,689	4,705,315	308,961	3,862,017
Redeemed	(1,743,803)	(22,826,134)	(848,990)	(10,664,283)
Net increase (decrease) – Class C	(938,989)	(12,564,828)	1,387,144	17,296,820
CLASS D SHARES
Sold	5,481,946	72,879,848	12,160,190	154,642,552
Reinvestment of dividends and distributions	2,433,286	30,513,410	1,911,429	24,198,694
Redeemed	(11,736,454)	(156,071,574)	(7,975,255)	(101,543,259)
Net increase (decrease) – Class D	(3,821,222)	(52,678,316)	6,096,364	77,297,987
Net increase (decrease) in Fund	(7,412,684)	$(101,181,973)	12,990,167	$164,401,650

†	The Fund will suspend offering its shares to new investors when the Fund's assets reach $1 billion. Following the general suspension of the offering of the Fund's shares to new investors, the Fund will continue to offer its shares to existing shareholders and may recommence offering its shares to other new investors in the future.

Morgan Stanley International Value Equity Fund

Notes to Financial Statements August 31, 2006 continued

7.   Purposes of and Risks Relating to Certain Financial Instruments

The Fund may enter into forward contracts for many purposes, including to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

At August 31, 2006, investments in securities of issuers in the United Kingdom and Japan were 33.1% and 19.0%, respectively, of the Fund's net assets. These investments, as well as other non-U.S. securities, may be affected by economic or political developments in these region.

At August 31, 2006, the Fund's cash balance consisted principally of interest bearing deposits with J.P. Morgan Chase, the Fund's custodian.

8.   Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These ‘‘book/tax’’ differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

Morgan Stanley International Value Equity Fund

Notes to Financial Statements August 31, 2006 continued

The tax character of distributions paid was as follows:

	FOR THE YEAR ENDED AUGUST 31, 2006	FOR THE YEAR ENDED AUGUST 31, 2005
Ordinary income	$13,997,461	$16,875,757
Long-term capital gains	51,364,038	35,002,835
Total distributions	$65,361,499	$51,878,592
As of August 31, 2006, the tax-basis components of accumulated earnings were as follows:
Undistributed ordinary income	$16,123,661
Undistributed long-term gains	88,554,358
Net accumulated earnings	104,678,019
Foreign tax credit pass-through	1,250,518
Post-October losses	(5,043,076)
Temporary differences	(1,298,093)
Net unrealized appreciation	138,070,016
Total accumulated earnings	$237,657,384

As of August 31, 2006, the Fund had temporary book/tax differences primarily attributable to post-October losses (foreign currency losses incurred after October 31 within the taxable year which are deemed to arise on the first business day of the Fund's next taxable year), capital loss deferrals on wash sales, foreign tax credit pass-through and mark-to-market of open forward foreign currency exchange contracts and permanent book/tax differences attributable to foreign currency losses. To reflect reclassifications arising from the permanent differences, accumulated undistributed net investment income was charged and accumulated undistributed net realized gain was credited $5,392,077.

9.   Legal Matters

The Investment Adviser, certain affiliates of the Investment Adviser, certain officers of such affiliates and certain investment companies advised by the Investment Adviser or its affiliates, including the Fund, were named as defendants in a consolidated class action. This consolidated action also named as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint, filed in the United States District Court for the Southern District of New York on April 16, 2004, generally alleged that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Adviser and certain affiliates of the Investment Adviser allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Adviser or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Adviser or its affiliates, including the Fund, allegedly paid excessive

Morgan Stanley International Value Equity Fund

Notes to Financial Statements August 31, 2006 continued

commissions to brokers in return for their alleged efforts to recommend these funds to investors. The complaint sought, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. On July 2, 2004, defendants moved to dismiss the action. On March 9, 2005, plaintiffs filed a Motion for Leave to File a Supplemental Pleading that would, among other things, expand the allegations and alleged class. On April 14, 2006, the Court granted defendants' motion to dismiss in its entirety, with prejudice. Additionally, plaintiffs' Motion for Leave to File a Supplemental Pleading was denied. The time for plaintiffs to appeal the orders granting defendants' motion to dismiss and denying plaintiffs' motion for supplemental pleading has expired. This case is now concluded.

10.   New Accounting Pronouncements

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Fund will adopt FIN 48 during 2007 and the impact to the Fund's financial statements, if any, is currently being assessed.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Morgan Stanley International Value Equity Fund

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE YEAR ENDED AUGUST 31,
	2006	2005	2004	2003	2002
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$13.13	$11.73	$9.80	$9.21	$9.60
Income (loss) from investment operations:
Net investment income‡	0.26	0.19	0.12	0.09	0.03
Net realized and unrealized gain (loss)	1.73	2.11	1.95	0.57	(0.33)
Total income (loss) from investment operations	1.99	2.30	2.07	0.66	(0.30)
Less dividends and distributions from:
Net investment income	(0.18)	(0.10)	(0.14)	(0.07)	(0.09)
Net realized gain	(0.88)	(0.80)	—	—	—
Total dividends and distributions	(1.06)	(0.90)	(0.14)	(0.07)	(0.09)
Net asset value, end of period	$14.06	$13.13	$11.73	$9.80	$9.21
Total Return†	16.15%	19.95%	21.22%	7.12%	(3.03)%
Ratios to Average Net Assets(1):
Total expenses (before expense offset)	1.37%	1.39%	1.52%	1.59%	1.70%
Net investment income	1.89%	1.24%	0.94%	1.02%	0.47%
Supplemental Data:
Net assets, end of period, in thousands	$113,122	$96,963	$25,728	$19,827	$9,297
Portfolio turnover rate	36%	34%	43%	32%	52%

†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
‡	The per share amounts were computed using an average number of shares outstanding during the period.
(1)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley International Value Equity Fund

Financial Highlights continued

	FOR THE YEAR ENDED AUGUST 31,
	2006	2005	2004	2003	2002
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$12.96	$11.62	$9.71	$9.14	$9.57
Income (loss) from investment operations:
Net investment income (loss)‡	0.14	0.05	0.02	0.01	(0.03)
Net realized and unrealized gain (loss)	1.72	2.13	1.94	0.57	(0.33)
Total income (loss) from investment operations	1.86	2.18	1.96	0.58	(0.36)
Less dividends and distributions from
Net investment income	(0.05)	(0.04)	(0.05)	(0.01)	(0.07)
Net realized gain	(0.88)	(0.80)	—	—	—
Total dividends and distributions	(0.93)	(0.84)	(0.05)	(0.01)	(0.07)
Net asset value, end of period	$13.89	$12.96	$11.62	$9.71	$9.14
Total Return†	15.22%	19.09%	20.22%	6.32%	(3.74)%
Ratios to Average Net Assets(1):
Total expenses (before expense offset)	2.13%	2.15%	2.28%	2.36%	2.45%
Net investment income (loss)	1.13%	0.48%	0.18%	0.25%	(0.28)%
Supplemental Data:
Net assets, end of period, in thousands	$209,878	$238,781	$210,485	$145,382	$143,200
Portfolio turnover rate	36%	34%	43%	32%	52%

†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
‡	The per share amounts were computed using an average number of shares outstanding during the period.
(1)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley International Value Equity Fund

Financial Highlights continued

	FOR THE YEAR ENDED AUGUST 31,
	2006	2005	2004	2003	2002
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$12.92	$11.59	$9.69	$9.13	$9.57
Income (loss) from investment operations:
Net investment income (loss)‡	0.15	0.06	0.02	0.02	(0.03)
Net realized and unrealized gain (loss)	1.71	2.12	1.95	0.56	(0.34)
Total income (loss) from investment operations	1.86	2.18	1.97	0.58	(0.37)
Less dividends and distributions from
Net investment income	(0.07)	(0.05)	(0.07)	(0.02)	(0.07)
Net realized gain	(0.88)	(0.80)	—	—	—
Total dividends and distributions	(0.95)	(0.85)	(0.07)	(0.02)	(0.07)
Net asset value, end of period	$13.83	$12.92	$11.59	$9.69	$9.13
Total Return†	15.30%	19.11%	20.31%	6.24%	(3.73)%
Ratios to Average Net Assets(1):
Total expenses (before expense offset)	2.04%	2.15%	2.28%	2.36%	2.45%
Net investment income (loss)	1.22%	0.48%	0.18%	0.25%	(0.28)%
Supplemental Data:
Net assets, end of period, in thousands	$65,822	$73,598	$49,971	$28,556	$23,946
Portfolio turnover rate	36%	34%	43%	32%	52%

†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
‡	The per share amounts were computed using an average number of shares outstanding during the period.
(1)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley International Value Equity Fund

Financial Highlights continued

	FOR THE YEAR ENDED AUGUST 31,
	2006	2005	2004	2003	2002
Class D Shares
Selected Per Share Data:
Net asset value, beginning of period	$13.17	$11.75	$9.81	$9.23	$9.60
Income (loss) from investment operations:
Net investment income‡	0.29	0.19	0.14	0.12	0.10
Net realized and unrealized gain (loss)	1.74	2.14	1.97	0.55	(0.37)
Total income (loss) from investment operations	2.03	2.33	2.11	0.67	(0.27)
Less dividends and distributions from
Net investment income	(0.20)	(0.11)	(0.17)	(0.09)	(0.10)
Net realized gain	(0.88)	(0.80)	—	—	—
Total dividends and distributions	(1.08)	(0.91)	(0.17)	(0.09)	(0.10)
Net asset value, end of period	$14.12	$13.17	$11.75	$9.81	$9.23
Total Return†	16.42%	20.21%	21.59%	7.39%	(2.82)%
Ratios to Average Net Assets(1):
Total expenses (before expense offset)	1.13%	1.15%	1.28%	1.36%	1.45%
Net investment income	2.13%	1.48%	1.18%	1.25%	0.72%
Supplemental Data:
Net assets, end of period, in thousands	$442,481	$463,132	$341,442	$218,574	$75,903
Portfolio turnover rate	36%	34%	43%	32%	52%

†	Calculated based on the net asset value as of the last business day of the period.
‡	The per share amounts were computed using an average number of shares outstanding during the period.
(1)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley International Value Equity Fund

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of
Morgan Stanley International Value Equity Fund:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley International Value Equity Fund (the ‘‘Fund’’), including the portfolio of investments, as of August 31, 2006, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2006, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley International Value Equity Fund as of August 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
New York, New York
October 23, 2006

Morgan Stanley International Value Equity Fund

Results of Special Shareholder Meeting

On August 1, 2006, a Special Meeting of Shareholders of the Fund was scheduled in order to vote on the following proposals: (i) to elect Trustees; and (ii) to modify certain fundamental investment restrictions. The proposals failed to obtain the quorum necessary in oder to hold the meeting, and, therefore, the meeting was adjourned until August 23, 2006 and later adjourned to September 27, 2006, to permit further solicitation of proxies.

Morgan Stanley International Value Equity Fund

Trustee and Officer Information

Independent Trustees:

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee**	Other Directorships Held by Trustee
Frank L. Bowman (61) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	President and Chief Executive Officer of the Nuclear Energy Institute (policy organization) (since February 2005); Director or Trustee of various Retail and Institutional Funds (since August 2006) formerly variously, Admiral in the U.S. Navy, Director of Naval Nuclear Propulsion Program and Deputy Administrator—Naval Reactors in the National Nuclear Security Administration at the U.S. Department of Energy (1996-2004), Honorary Knight Commander of the Most Excellent Order of the British Empire.	161	Director of the National Energy Foundation, the U.S. Energy Association, the American Council for Capital Formation and the Armed Services YMCA of the USA.
Michael Bozic (65) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since April 1994	Private investor; Chairperson of the Valuation, Insurance and Compliance Committee (since October 2006); Director or Trustee of the Retail Funds (since April 1994) and the Institutional Funds (since July 2003); formerly Chairperson of the Insurance Committee (July 2006-September 2006); Vice Chairman of Kmart Corporation (December 1998-October 2000), Chairman and Chief Executive Officer of Levitz Furniture Corporation (November 1995-November 1998) and President and Chief Executive Officer of Hills Department Stores (May 1991-July 1995); variously Chairman, Chief Executive Officer, President and Chief Operating Officer (1987-1991) of the Sears Merchandise Group of Sears, Roebuck & Co.	175	Director of various business organizations.
Kathleen A. Dennis (53) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	President, Cedarwood Associates (mutual fund consulting) (since 2006); Chairperson of the Closed-End, Money Market and Alternatives Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail and Institutional Funds (since August 2006); formerly, Senior Managing Director of Victory Capital Management (1993-2006).	161	None.

Morgan Stanley International Value Equity Fund

Trustee and Officer Information continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee**	Other Directorships Held by Trustee
Edwin J. Garn (73) 1031 N. Chartwell Court Salt Lake City, UT 84103	Trustee	Since January 1993	Consultant; Director or Trustee of the Retail Funds (since January 1993) and the Institutional Funds (since July 2003); Member of the Utah Regional Advisory Board of Pacific Corp. (utility company); formerly Managing Director of Summit Ventures LLC (2000-2004) (lobbying and consulting firm); United States Senator (R-Utah) (1974-1992) and Chairman, Senate Banking Committee (1980-1986), Mayor of Salt Lake City, Utah (1971-1974), Astronaut, Space Shuttle Discovery (April 12-19, 1985), and Vice Chairman, Huntsman Corporation (chemical company).	175	Director of Franklin Covey (time management systems), BMW Bank of North America, Inc. (industrial loan corporation), Escrow Bank USA (industrial loan corporation); United Space Alliance (joint venture between Lockheed Martin and the Boeing Company) and Nuskin Asia Pacific (multilevel marketing); member of the board of various civic and charitable organizations.

Wayne E. Hedien (72) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since September 1997	Retired; Director or Trustee of the Retail Funds; (Since September 1997) and the Institutional Funds (since July 2003); formerly associated with the Allstate Companies (1966-1994), most recently as Chairman of The Allstate Corporation (March 1993-December 1994) and Chairman and Chief Executive Officer of its wholly-owned subsidiary, Allstate Insurance Company (July 1989-December 1994).	175	Director of The PMI Group Inc. (private mortgage insurance); Trustee and Vice Chairman of The Field Museum of Natural History; director of various other business and charitable organizations.
Dr. Manuel H. Johnson (57) c/o Johnson Smick Group, Inc. 888 16th Street, N.W. Suite 740 Washington, D.C. 20006	Trustee	Since July 1991	Senior Partner, Johnson Smick International, Inc., a consulting firm; Chairperson of the Investment Committee (since October 2006) and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2003); Co-Chairman and a founder of the Group of Seven Council (G7C), an international economic commission; formerly Chairman of the Audit Committee (July 1991-September 2006); Vice Chairman of the Board of Governors of the Federal Reserve System and Assistant Secretary of the U.S. Treasury.	175	Director of NVR, Inc. (home construction); Director of KFX Energy; Director of RBS Greenwich Capital Holdings (financial holding company).

Morgan Stanley International Value Equity Fund

Trustee and Officer Information continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee**	Other Directorships Held by Trustee
Joseph J. Kearns (64) c/o Kearns & Associates LLC PMB754 23852 Pacific Coast Highway Malibu, CA 90265	Trustee	Since July 2003	President, Kearns & Associates LLC (investment consulting); Chairperson of the Audit Committee (since October 2006) and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since August 1994); previously Deputy Chairperson of the Audit Committee (July 2003- September 2006) and Chairperson of the Audit Committee of the Institutional Funds (October 2001-July 2003); formerly CFO of the J. Paul Getty Trust.	176	Director of Electro Rent Corporation (equipment leasing), The Ford Family Foundation, and the UCLA Foundation.
Michael F. Klein (47) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	Chief Operating Officer and Managing Director, Aetos Capital, LLC (since March 2000); Chairman of the Fixed-Income Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee (since August 2006) of various Retail and Institutional Funds; formerly Managing Director, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management, President, Morgan Stanley Institutional Funds (June 1998-March 2000) and Principal, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management (August 1997-December 1999).	161	Director of certain investment funds managed or sponsored by Aetos Capital LLC.
Michael E. Nugent (70) c/o Triumph Capital, L.P. 445 Park Avenue New York, NY 10022	Chairman of the Board and Trustee	Chairman of the Board since July 2006 and Trustee since July 1991	General Partner of Triumph Capital, L.P., a private investment partnership; Chairman of the Board of the Retail Funds and Institutional Funds (since July 2006) and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2001); formerly Chairman of the Insurance Committee (until July 2006); Vice President, Bankers Trust Company and BT Capital Corporation (1984-1988).	175	None.

Morgan Stanley International Value Equity Fund

Trustee and Officer Information continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee**	Other Directorships Held by Trustee
W. Allen Reed (59) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	Chairperson of the Equity Sub-Commitee of the Investment Committee (since October 2006) and Director or Trustee (since August 2006) of various Retail and Institutional Funds. President and CEO of General Motors Asset Management; Chairman and Chief Executive Officer of the GM Trust Bank and Corporate Vice President of General Motors Corporation (August 1994-December 2005).	161	Director of GMAC (financial services), GMAC Insurance Holdings and Temple-Inland Industries (Packaging, Banking and Forrest Products); member of the Board of Executives of the Morgan Stanley Capital International Editorial Board; Director of Legg Mason and Director of various investment fund advisory boards.
Fergus Reid (74) c/o Lumelite Plastics Corporation 85 Charles Colman Blvd. Pawling, NY 12564	Trustee	Since July 2003	Chairman of Lumelite Plastics Corporation; Chairperson of the Governance Committee and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since June 1992).	176	Trustee and Director of certain investment companies in the JPMorgan Funds complex managed by J.P. Morgan Investment Management Inc.

Morgan Stanley International Value Equity Fund

Trustee and Officer Information continued

Interested Trustee:

Name, Age and Address of Interested Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Interested Trustee**	Other Directorships Held by Interested Trustee
James F. Higgins (58) c/o Morgan Stanley Trust Harborside Financial Center Plaza Two Jersey City, NJ 07311	Trustee	Since June 2000	Director or Trustee of the Retail Funds (since June 2000) and the Institutional Funds (since July 2003); Senior Advisor of Morgan Stanley (since August 2000).	175	Director of AXA Financial, Inc. and The Equitable Life Assurance Society of the United States (financial services).

*	This is the earliest date the Trustee began serving the funds advised by Morgan Stanley Investment Advisors Inc. (the ‘‘Investment Adviser’’) (the ‘‘Retail Funds’’) or the funds advised by Morgan Stanley Investment Management Inc. and Morgan Stanley AIP GP LP (the ‘‘Institutional Funds’’).
**	The Fund Complex includes all open-end and closed-end funds (including all of their portfolios) advised by the Investment Adviser and any funds that have an investment adviser that is an affiliated person of the Investment Adviser (including, but not limited to, Morgan Stanley Investment Management Inc.) as of October 2, 2006.

Morgan Stanley International Value Equity Fund

Trustee and Officer Information continued

Executive Officers:

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years
Ronald E. Robison (67) 1221 Avenue of the Americas New York, NY 10020	President and Principal Executive Officer	President since September 2005 and Principal Executive Officer since May 2003	President (since September 2005) and Principal Executive Officer (since May 2003) of funds in the Fund Complex; President (since September 2005) and Principal Executive Officer (since May 2003) of the Van Kampen Funds; Managing Director, Director and/or Officer of the Investment Adviser and various entities affiliated with the Investment Adviser; Director of Morgan Stanley SICAV (since May 2004). Formerly, Executive Vice President (July 2003 to September 2005) of funds in the Fund Complex and the Van Kampen Funds; President and Director of the Institutional Funds (March 2001 to July 2003); Chief Global Operating Officer of Morgan Stanley Investment Management Inc.; Chief Administrative Officer of Morgan Stanley Investment Advisors Inc.; Chief Administrative Officer of Morgan Stanley Services Company Inc.
J. David Germany (52) Morgan Stanley Investment Management Ltd. 25 Cabot Square Canary Wharf, London United Kingdom E144QA	Vice President	Since February 2006	Managing Director and (since December 2005) Chief Investment Officer – Global Fixed Income of Morgan Stanley Investment Management; Managing Director and Director of Morgan Stanley Investment Management Limited; Vice President of the Retail and Institutional Funds (since February 2006).
Dennis F. Shea (53) 1221 Avenue of the Americas New York, NY 10020	Vice President	Since February 2006	Managing Director and (since February 2006) Chief Investment Officer – Global Equity of Morgan Stanley Investment Management; Vice President of the Retail and Institutional Funds (since February 2006). Formerly, Managing Director and Director of Global Equity Research at Morgan Stanley.
Barry Fink (51) 1221 Avenue of the Americas New York, NY 10020	Vice President	Since February 1997	Managing Director and General Counsel of Morgan Stanley Investment Management; Managing Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Vice President of the Retail Funds and (since July 2003) the Institutional Funds. Formerly, Secretary, General Counsel and/or Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Secretary and General Counsel of the Retail Funds.
Amy R. Doberman (44) 1221 Avenue of the Americas New York, NY 10020	Vice President	Since July 2004	Managing Director and General Counsel, U.S. Investment Management of Morgan Stanley Investment Management (since July 2004); Vice President of the Retail Funds and the Institutional Funds (since July 2004); Vice President of the Van Kampen Funds (since August 2004); Secretary (since February 2006) and Managing Director (since July 2004) of the Investment Adviser and various entities affiliated with the Investment Adviser. Formerly, Managing Director and General Counsel – Americas, UBS Global Asset Management (July 2000 to July 2004).
Carsten Otto (42) 1221 Avenue of the Americas New York, NY 10020	Chief Compliance Officer	Since October 2004	Managing Director and U.S. Director of Compliance for Morgan Stanley Investment Management (since October 2004); Managing Director and Chief Compliance Officer of Morgan Stanley Investment Management. Formerly, Assistant Secretary and Assistant General Counsel of the Retail Funds.
Stefanie V. Chang Yu (39) 1221 Avenue of the Americas New York, NY 10020	Vice President	Since December 1997	Executive Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Vice President of the Retail Funds (since July 2002) and the Institutional Funds (since December 1997). Formerly, Secretary of various entities affiliated with the Investment Adviser.

Morgan Stanley International Value Equity Fund

Trustee and Officer Information continued

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years
Francis J. Smith (41) c/o Morgan Stanley Trust Harborside Financial Center Plaza Two Jersey City, NJ 07311	Treasurer and Chief Financial Officer	Treasurer since July 2003 and Chief Financial Officer since September 2002	Executive Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Treasurer and Chief Financial Officer of the Retail Funds (since July 2003). Formerly, Vice President of the Retail Funds (September 2002 to July 2003).
Mary E. Mullin (39) 1221 Avenue of the Americas New York, NY 10020	Secretary	Since July 1999	Executive Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Secretary of the Retail Funds (since July 2003) and the Institutional Funds (since June 1999).

*	This is the earliest date the Officer began serving the Retail Funds or the Institutional Funds.

2006 Federal Tax Notice (unaudited)

During the fiscal year ended August 31, 2006, the Fund paid to its shareholders $0.81 per share from long-term capital gains. Additionally, please note that 100% of the Fund's ordinary dividends paid during the fiscal year ended August 31, 2006 qualified for the lower income tax rate available to individuals under the Jobs and Growth Tax Relief Reconciliation Act of 2003.

The Fund has elected, pursuant to section 853 of the Internal Revenue Code, to pass through foreign taxes of $0.03 per share to its shareholders, of which 100% would be allowable as a credit. The Fund generated net foreign source income of $0.16 per share with respect to this election.

Trustees

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairman of the Board

Ronald E. Robison
President and Principal Executive Officer

J. David Germany
Vice President

Dennis F. Shea
Vice President

Barry Fink
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Investment Adviser

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

Sub-Adviser

Morgan Stanley Investment Management Limited
25 Cabot Square, Canary Wharf
London, United Kingdom E14 4QA

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

© 2006 Morgan Stanley

IVQRPT-39906RPT-RA06-00919P-Y08/06	MORGAN STANLEY FUNDS
Morgan Stanley International Value Equity Fund Annual Report August 31, 2006

Item 2.  Code of Ethics.

(a) The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b) No information need be disclosed pursuant to this paragraph.

(c) Not applicable.

(d) Not applicable.

(e) Not applicable.

(f)

         (1)  The Fund's Code of Ethics is attached hereto as Exhibit 12A.

         (2)  Not applicable.

         (3)  Not applicable.

Item 3.  Audit Committee Financial Expert.

The Fund's Board of Trustees has determined that it has two "audit committee financial experts" serving on its audit committee, each of whom are
"independent" Trustees: Dr. Manuel H. Johnson and Joseph J. Kearns. Under
applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

                                       2

Item 4.  Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g). Based on fees billed for the periods shown:

           2006
                                            REGISTRANT       COVERED ENTITIES(1)
              AUDIT FEES..................  $ 38,220         N/A

              NON-AUDIT FEES
                   AUDIT-RELATED FEES.....  $    531 (2)     $ 5,328,768 (2)
                   TAX FEES...............  $  5,400 (3)     $ 1,640,675 (4)
                   ALL OTHER FEES.........  $ -              $       -   (5)
              TOTAL NON-AUDIT FEES........  $  5,931         $ 6,969,443

              TOTAL.......................  $ 44,151         $ 6,969,443

           2005
                                            REGISTRANT       COVERED ENTITIES(1)
              AUDIT FEES..................  $ 37,930         N/A

              NON-AUDIT FEES
                   AUDIT-RELATED FEES.....  $    540 (2)     $ 3,215,745 (2)
                   TAX FEES...............  $  5,746 (3)     $    24,000 (4)
                   ALL OTHER FEES.........  $ -              $       -
              TOTAL NON-AUDIT FEES........  $  6,286         $ 3,239,745

              TOTAL.......................  $ 44,216         $ 3,239,745

              N/A- Not applicable, as not required by Item 4.

              (1)   Covered Entities include the Adviser (excluding
                    sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.
              (2)   Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered
                    Entities' and funds advised by the Adviser or its
                    affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.
              (3)   Tax Fees represent tax compliance, tax planning and tax
                    advice services provided in connection with the preparation and review of the Registrant's tax returns.
              (4)   Tax Fees represent tax compliance, tax planning and tax
                    advice services provided in connection with the review of
                    Covered Entities' tax returns.
              (5)   All other fees represent project management for future
                    business applications and improving business and operational processes.

                                       3

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                                                                     APPENDIX A

                                 AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                  MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

                    AS ADOPTED AND AMENDED JULY 23, 2004,(1)

   1. STATEMENT OF PRINCIPLES

The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent
Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.

The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee
("general pre-approval"); or require the specific pre-approval of the Audit
Committee or its delegate ("specific pre-approval"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the
Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the
Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent
Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

The appendices to this Policy describe the Audit, Audit-related, Tax and All
Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

----------
(1)    This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and
       Procedures (the "Policy"), adopted as of the date above, supersedes and replaces all prior versions that may have been adopted from time to time.

                                       4

The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors'
independence.

   2. DELEGATION

As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

   3. AUDIT SERVICES

The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent
Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

In addition to the annual Audit services engagement approved by the Audit
Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

The Audit Committee has pre-approved the Audit services in Appendix B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

   4. AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors. Because the Audit
Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to
Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters

                                       5

not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

The Audit Committee has pre-approved the Audit-related services in Appendix B.2.
All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

   5. TAX SERVICES

The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered
Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the Independent Auditors may provide such services.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the
Tax Services in Appendix B.3. All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit
Committee to which pre-approval has been delegated).

   6. ALL OTHER SERVICES

The Audit Committee believes, based on the SEC's rules prohibiting the
Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

The Audit Committee has pre-approved the All Other services in Appendix B.4.
Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

   7. PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee.
Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

   8. PROCEDURES

All requests or applications for services to be provided by the Independent
Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be

                                       6

rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit
Committee will be submitted to the Audit Committee by both the Independent
Auditors and the Fund's Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund's
Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief Financial
Officer or any member of management.

   9. ADDITIONAL REQUIREMENTS

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with
Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

   10. COVERED ENTITIES

Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the
Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:

         Morgan Stanley Retail Funds
         ---------------------------
         Morgan Stanley Investment Advisors Inc.
         Morgan Stanley & Co. Incorporated
         Morgan Stanley DW Inc.
         Morgan Stanley Investment Management Inc.
         Morgan Stanley Investment Management Limited
         Morgan Stanley Investment Management Private Limited
         Morgan Stanley Asset & Investment Trust Management Co., Limited
         Morgan Stanley Investment Management Company
         Van Kampen Asset Management
         Morgan Stanley Services Company, Inc.
         Morgan Stanley Distributors Inc.
         Morgan Stanley Trust FSB

                                       7

         Morgan Stanley Institutional Funds
         ----------------------------------
         Morgan Stanley Investment Management Inc.
         Morgan Stanley Investment Advisors Inc.
         Morgan Stanley Investment Management Limited
         Morgan Stanley Investment Management Private Limited
         Morgan Stanley Asset & Investment Trust Management Co., Limited
         Morgan Stanley Investment Management Company
         Morgan Stanley & Co. Incorporated
         Morgan Stanley Distribution, Inc.
         Morgan Stanley AIP GP LP
         Morgan Stanley Alternative Investment Partners LP

(e)(2) Beginning with non-audit service contracts entered into on or after May
6, 2003, the audit committee also is required to pre-approve services to Covered
Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit
Committee's pre-approval policies and procedures (attached hereto).

(f) Not applicable.

(g) See table above.

(h) The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the
Registrant and Covered Entities is compatible with maintaining the auditors'
independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

(a) The Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are:
Michael Bozic, Edwin J. Garn, Wayne E. Hedien, Manual H. Johnson, Joseph J.
Kearns, Michael Nugent and Fergus Reid.

(b) Not applicable.

Item 6. Schedule of Investments

Refer to Item 1.

                                       8

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End
Management Investment Companies.

Applicable only to reports filed by closed-end funds.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable only to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that
occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is
attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                       9

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley International Value Equity Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
October 19, 2006

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
October 19, 2006

/s/ Francis Smith
Francis Smith
Principal Financial Officer
October 19, 2006

                                       10

                                                                    EXHIBIT 12A

      CODE OF ETHICS FOR PRINCIPAL EXECUTIVE AND SENIOR FINANCIAL OFFICERS
      --------------------------------------------------------------------
            ADOPTED SEPTEMBER 28, 2004, AS AMENDED SEPTEMBER 20, 2005
            ---------------------------------------------------------

I.   This Code of Ethics (the "Code") for the investment companies within the
     Morgan Stanley complex identified in Exhibit A (collectively, "Funds" and each, a "Fund") applies to each Fund's Principal Executive Officer,
     President, Principal Financial Officer and Treasurer (or persons performing similar functions) ("Covered Officers" each of whom are set forth in
     Exhibit B) for the purpose of promoting:

     o    honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships.

     o    full, fair, accurate, timely and understandable disclosure in reports and documents that a company files with, or submits to, the Securities and Exchange Commission ("SEC") and in other public communications made by the Fund;

     o    compliance with applicable laws and governmental rules and regulations;

     o    prompt internal reporting of violations of the Code to an appropriate person or persons identified in the Code; and

     o    accountability for adherence to the Code.

                  Each Covered Officer should adhere to a high standard of
business ethics and should be sensitive to situations that may give rise to actual as well as apparent conflicts of interest. Any question about the application of the Code should be referred to the General Counsel or his/her designee (who is set forth in Exhibit C).

II.  COVERED OFFICERS SHOULD HANDLE ETHICALLY ACTUAL AND APPARENT CONFLICTS OF
     INTEREST

         OVERVIEW. A "conflict of interest" occurs when a Covered Officer's private interest interferes, or appears to interfere, with the interests of, or his service to, the Fund. For example, a conflict of interest would arise if a
Covered Officer, or a member of his family, receives improper personal benefits as a result of his position with the Fund.

         Certain conflicts of interest arise out of the relationships between
Covered Officers and the Fund and already are subject to conflict of interest provisions in the

                                       11

Investment Company Act of 1940 ("Investment Company Act") and the Investment
Advisers Act of 1940 ("Investment Advisers Act"). For example, Covered Officers may not individually engage in certain transactions (such as the purchase or sale of securities or other property) with the Fund because of their status as
"affiliated persons" (as defined in the Investment Company Act) of the Fund. The
Fund's and its investment adviser's compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions.
This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside the parameters of this Code, unless or until the General Counsel determines that any violation of such programs and procedures is also a violation of this Code.

         Although typically not presenting an opportunity for improper personal benefit, conflicts may arise from, or as a result of, the contractual relationship between the Fund and its investment adviser of which the Covered
Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Fund or for the investment adviser, or for both), be involved in establishing policies and implementing decisions that will have different effects on the Fund and its investment adviser. The participation of the Covered
Officers in such activities is inherent in the contractual relationship between the Fund and the investment adviser and is consistent with the performance by the Covered Officers of their duties as officers of the Fund. Thus, if performed in conformity with the provisions of the Investment Company Act and the
Investment Advisers Act, such activities will be deemed to have been handled ethically. In addition, it is recognized by the Funds' Boards of
Directors/Trustees ("Boards") that the Covered Officers may also be officers or employees of one or more other investment companies covered by this or other codes.

         Other conflicts of interest are covered by the Code, even if such conflicts of interest are not subject to provisions in the Investment Company
Act and the Investment Advisers Act. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Fund.

         Each Covered Officer must not:

         o    use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Fund whereby the Covered Officer would benefit personally (directly or indirectly);

         o    cause the Fund to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Fund; or

         o    use material non-public knowledge of portfolio transactions made or contemplated for, or actions proposed to be taken by, the Fund to trade personally or cause others to trade personally in contemplation of the market effect of such transactions.

                                       12

         Each Covered Officer must, at the time of signing this Code, report to the General Counsel all affiliations or significant business relationships outside the Morgan Stanley complex and must update the report annually.

         Conflict of interest situations should always be approved by the
General Counsel and communicated to the relevant Fund or Fund's Board. Any activity or relationship that would present such a conflict for a Covered
Officer would likely also present a conflict for the Covered Officer if an immediate member of the Covered Officer's family living in the same household engages in such an activity or has such a relationship. Examples of these include:

         o    service or significant business relationships as a director on the board of any public or private company;

         o    accepting directly or indirectly, anything of value, including gifts and gratuities in excess of $100 per year from any person or entity with which the Fund has current or prospective business dealings, not including occasional meals or tickets for theatre or sporting events or other similar entertainment; provided it is business-related, reasonable in cost, appropriate as to time and place, and not so frequent as to raise any question of
              impropriety;

         o    any ownership interest in, or any consulting or employment relationship with, any of the Fund's service providers, other than its investment adviser, principal underwriter, or any affiliated person thereof; and

         o    a direct or indirect financial interest in commissions,
              transaction charges or spreads paid by the Fund for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership.

III.     DISCLOSURE AND COMPLIANCE

         o    Each Covered Officer should familiarize himself/herself with the disclosure and compliance requirements generally applicable to the
              Funds;

         o    each Covered Officer must not knowingly misrepresent, or cause others to misrepresent, facts about the Fund to others, whether within or outside the Fund, including to the Fund's
              Directors/Trustees and auditors, or to governmental regulators and self-regulatory organizations;

         o    each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and their investment advisers with the goal of promoting full, fair, accurate, timely and understandable
              disclosure in the reports and documents the Funds file with, or submit to, the SEC and in other public communications made by the
              Funds; and

                                       13

         o    it is the responsibility of each Covered Officer to promote compliance with the standards and restrictions imposed by
              applicable laws, rules and regulations.

IV.      REPORTING AND ACCOUNTABILITY

         Each Covered Officer must:

         o    upon adoption of the Code (thereafter as applicable, upon becoming a Covered Officer), affirm in writing to the Boards that he has received, read and understands the Code;

         o    annually thereafter affirm to the Boards that he has complied with the requirements of the Code;

         o    not retaliate against any other Covered Officer, other officer or any employee of the Funds or their affiliated persons for reports of potential violations that are made in good faith; and

         o    notify the General Counsel promptly if he/she knows or suspects of any violation of this Code. Failure to do so is itself a violation of this Code.

         The General Counsel is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret this Code in any particular situation. However, any waivers(2) sought by a Covered Officer must be considered by the Board of the relevant Fund or
Funds.

         The Funds will follow these procedures in investigating and enforcing this Code:

         o    the General Counsel will take all appropriate action to
              investigate any potential violations reported to him;

         o    if, after such investigation, the General Counsel believes that no violation has occurred, the General Counsel is not required to take any further action;

         o    any matter that the General Counsel believes is a violation will be reported to the relevant Fund's Audit Committee;

         o    if the directors/trustees/managing general partners who are not
              "interested persons" as defined by the Investment Company Act (the
              "Independent Directors/Trustees/Managing General Partners") of the
              relevant Fund concur that a violation has occurred, they will consider appropriate action, which may include review of, and appropriate modifications to, applicable

----------
(2)    Item 2 of Form N-CSR defines "waiver" as "the approval by the registrant of a material departure from a provision of the code of ethics."

                                       14

              policies and procedures; notification to appropriate personnel of the investment adviser or its board; or a recommendation to dismiss the Covered Officer or other appropriate disciplinary actions;

         o    the Independent Directors/Trustees/Managing General Partners of
              the relevant Fund will be responsible for granting waivers of this
              Code, as appropriate; and

         o    any changes to or waivers of this Code will, to the extent required, be disclosed as provided by SEC rules.

V.       OTHER POLICIES AND PROCEDURES

         This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Sarbanes-Oxley Act of 2002 and the rules and forms applicable to registered investment companies thereunder. Insofar as other policies or procedures of the Funds, the Funds' investment advisers, principal underwriters, or other service providers govern or purport to govern the behavior or activities of the Covered Officers who are subject to this Code, they are superseded by this Code to the extent that they overlap or conflict with the provisions of this Code unless any provision of this Code conflicts with any applicable federal or state law, in which case the requirements of such law will govern. The Funds' and their investment advisers' and principal underwriters' codes of ethics under Rule 17j-1 under the Investment Company Act and Morgan Stanley's Code of Ethics are separate requirements applying to the
Covered Officers and others, and are not part of this Code.

VI.      AMENDMENTS

         Any amendments to this Code, other than amendments to Exhibits A, B or C, must be approved or ratified by a majority vote of the Board of each Fund, including a majority of Independent Directors/Trustees/Managing General
Partners.

VII.     CONFIDENTIALITY

         All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the Independent
Directors/Trustees/Managing General Partners of the relevant Fund or Funds and their counsel, the relevant Fund or Funds and their counsel and the relevant investment adviser and its counsel.

                                       15

VIII.    INTERNAL USE

         The Code is intended solely for the internal use by the Funds and does not constitute an admission, by or on behalf of any Fund, as to any fact, circumstance, or legal conclusion

I have read and understand the terms of the above Code. I recognize the responsibilities and obligations incurred by me as a result of my being subject to the Code. I hereby agree to abide by the above Code.

----------------------------------

Date:
     -----------------------------

                                       16

                                    EXHIBIT A

                                    FUND LIST

                                       AT
                               SEPTEMBER 30, 2006

RETAIL FUNDS
------------

OPEN-END RETAIL FUNDS

     TAXABLE MONEY MARKET FUNDS
     --------------------------

1.   Active Assets Government Securities Trust ("AA Government")
2.   Active Assets Institutional Government Securities Trust ("AA Institutional
     Government")
3.   Active Assets Institutional Money Trust ("AA Institutional Money")
4.   Active Assets Money Trust ("AA Money") 5. Morgan Stanley Liquid Asset Fund
     Inc. ("Liquid Asset") 6. Morgan Stanley U.S. Government Money Market Trust
     ("Government Money")

     TAX-EXEMPT MONEY MARKET FUNDS
     -----------------------------

7.   Active Assets California Tax-Free Trust ("AA California")
8.   Active Assets Tax-Free Trust ("AA Tax-Free")
9.   Morgan Stanley California Tax-Free Daily Income Trust ("California Tax-Free
     Daily") 10. Morgan Stanley New York Municipal Money Market Trust ("New York
     Money") 11. Morgan Stanley Tax-Free Daily Income Trust ("Tax-Free Daily")

     EQUITY FUNDS
     ------------

12.  Morgan Stanley Aggressive Equity Fund ("Aggressive Equity")+
13.  Morgan Stanley Allocator Fund ("Allocator Fund")+
14.  Morgan Stanley Capital Opportunities Trust ("Capital Opportunities")+
15.  Morgan Stanley Developing Growth Securities Trust ("Developing Growth")+
16.  Morgan Stanley Dividend Growth Securities Inc. ("Dividend Growth")+
17.  Morgan Stanley Equally-Weighted S&P 500 Fund ("Equally-Weighted S&P 500")+
18.  Morgan Stanley European Equity Fund Inc. ("European Equity")+
19.  Morgan Stanley Financial Services Trust ("Financial Services")+
20.  Morgan Stanley Focus Growth Fund ("Focus Growth")+
21.  Morgan Stanley Fundamental Value Fund ("Fundamental Value")+
22.  Morgan Stanley Global Advantage Fund ("Global Advantage")+
23.  Morgan Stanley Global Dividend Growth Securities ("Global Dividend
     Growth")+
24.  Morgan Stanley Global Utilities Fund ("Global Utilities")+

                                       17

25.  Morgan Stanley Growth Fund ("Growth Fund")+
26.  Morgan Stanley Health Sciences Trust ("Health Sciences")+
27.  Morgan Stanley Institutional Strategies Fund ("Institutional Strategies")+
28.  Morgan Stanley International Fund ("International Fund")+
29.  Morgan Stanley International SmallCap Fund ("International SmallCap")+
30.  Morgan Stanley International Value Equity Fund ("International Value")+
31.  Morgan Stanley Japan Fund ("Japan Fund")+
32.  Morgan Stanley Mid-Cap Value Fund (Mid-Cap Value")+
33.  Morgan Stanley Multi-Asset Class Fund ("Multi-Asset Class")+
34.  Morgan Stanley Nasdaq-100 Index Fund ("Nasdaq-100")+
35.  Morgan Stanley Natural Resource Development Securities Inc. ("Natural
     Resource")+
36.  Morgan Stanley Pacific Growth Fund Inc. ("Pacific Growth")+
37.  Morgan Stanley Real Estate Fund ("Real Estate")+
38.  Morgan Stanley Small-Mid Special Value Fund (Small-Mid Special Value")+
39.  Morgan Stanley S&P 500 Index Fund ("S&P500 Index")+
40.  Morgan Stanley Special Growth Fund ("Special Growth")+
41.  Morgan Stanley Special Value Fund ("Special Value")+
42.  Morgan Stanley Technology Fund ("Technology")+
43.  Morgan Stanley Total Market Index Fund ("Total Market Index")+
44.  Morgan Stanley Total Return Trust ("Total Return")+
45.  Morgan Stanley Utilities Fund ("Utilities Fund")+
46.  Morgan Stanley Value Fund ("Value Fund")+

     BALANCED FUNDS
     --------------

47.  Morgan Stanley Balanced Fund ("Balanced")+

     ASSET ALLOCATION FUND
     ---------------------

48.  Morgan Stanley Strategist Fund ("Strategist Fund")+

     TAXABLE FIXED-INCOME FUNDS

49.  Morgan Stanley Convertible Securities Trust ("Convertible Securities")+
50.  Morgan Stanley Flexible Income Trust ("Flexible Income")+
51.  Morgan Stanley Income Trust ("Income Trust")+
52.  Morgan Stanley High Yield Securities Inc. ("High Yield Securities")+
53.  Morgan Stanley Limited Duration Fund ("Limited Duration Fund")
54.  Morgan Stanley Limited Duration U.S. Treasury Trust ("Limited Duration
     Treasury")
55.  Morgan Stanley Mortgage Securities Trust ("Mortgage Securities")+
56.  Morgan Stanley U.S. Government Securities Trust ("Government Securities")+

                                       18

     TAX-EXEMPT FIXED-INCOME FUNDS
     -----------------------------

57.  Morgan Stanley California Tax-Free Income Fund ("California Tax-Free")+
58.  Morgan Stanley Limited Term Municipal Trust ("Limited Term Municipal")
59.  Morgan Stanley New York Tax-Free Income Fund ("New York Tax-Free")+
60.  Morgan Stanley Tax-Exempt Securities Trust ("Tax-Exempt Securities")+

     SPECIAL PURPOSE FUNDS
     ---------------------

61.  Morgan Stanley Select Dimensions Investment Series ("Select Dimensions")
        o    Balanced Growth Portfolio
        o    Capital Opportunities Portfolio
        o    Developing Growth Portfolio
        o    Dividend Growth Portfolio
        o    Equally-Weighted S&P 500 Portfolio
        o    Flexible Income Portfolio
        o    Focus Growth Portfolio
        o    Global Equity Portfolio
        o    Growth Portfolio
        o    Money Market Portfolio
        o    Utilities Portfolio

62.  Morgan Stanley Variable Investment Series ("Variable Investment")
        o    Aggressive Equity Portfolio
        o    Dividend Growth Portfolio
        o    Equity Portfolio
        o    European Equity Portfolio
        o    Global Advantage Portfolio
        o    Global Dividend Growth Portfolio
        o    High Yield Portfolio
        o    Income Builder Portfolio
        o    Limited Duration Portfolio
        o    Money Market Portfolio
        o    Income Plus Portfolio
        o    S&P 500 Index Portfolio
        o    Strategist Portfolio
        o    Utilities Portfolio

CLOSED-END RETAIL FUNDS

     TAXABLE FIXED-INCOME CLOSED-END FUNDS
     -------------------------------------
63.  Morgan Stanley Government Income Trust ("Government Income")
64.  Morgan Stanley Income Securities Inc. ("Income Securities")
65.  Morgan Stanley Prime Income Trust ("Prime Income")

                                       19

     TAX-EXEMPT FIXED-INCOME CLOSED-END FUNDS
     ----------------------------------------
66.  Morgan Stanley California Insured Municipal Income Trust ("California
     Insured Municipal")
67.  Morgan Stanley California Quality Municipal Securities ("California Quality
     Municipal")
68.  Morgan Stanley Insured California Municipal Securities ("Insured California
     Securities")
69.  Morgan Stanley Insured Municipal Bond Trust ("Insured Municipal Bond")
70.  Morgan Stanley Insured Municipal Income Trust ("Insured Municipal Income")
71.  Morgan Stanley Insured Municipal Securities ("Insured Municipal
     Securities")
72.  Morgan Stanley Insured Municipal Trust ("Insured Municipal Trust")
73.  Morgan Stanley Municipal Income Opportunities Trust ("Municipal
     Opportunities")
74.  Morgan Stanley Municipal Income Opportunities Trust II ("Municipal
     Opportunities II")
75.  Morgan Stanley Municipal Income Opportunities Trust III ("Municipal
     Opportunities III")
76.  Morgan Stanley Municipal Premium Income Trust ("Municipal Premium")
77.  Morgan Stanley New York Quality Municipal Securities ("New York Quality
     Municipal")
78.  Morgan Stanley Quality Municipal Income Trust ("Quality Municipal Income")
79.  Morgan Stanley Quality Municipal Investment Trust ("Quality Municipal
     Investment")
80.  Morgan Stanley Quality Municipal Securities ("Quality Municipal
     Securities")

+- Denotes Retail Multi-Class Fund

                               INSTITUTIONAL FUNDS
                               -------------------

OPEN-END INSTITUTIONAL FUNDS

1.   Morgan Stanley Institutional Fund, Inc. ("Institutional Fund Inc.")

     Active Portfolios:
        o    Active International Allocation Portfolio
        o    Emerging Markets Portfolio
        o    Emerging Markets Debt Portfolio
        o    Focus Equity Portfolio
        o    Global Franchise Portfolio
        o    Global Real Estate Portfolio
        o    Global Value Equity Portfolio
        o    International Equity Portfolio
        o    International Growth Equity Portfolio
        o    International Magnum Portfolio
        o    International Real Estate Portfolio
        o    International Small Cap Portfolio

                                       20

        o    Large Cap Relative Value Portfolio
        o    Money Market Portfolio
        o    Municipal Money Market Portfolio
        o    Small Company Growth Portfolio
        o    Systematic Active large Cap Core Portfolio
        o    Systematic Active Small Cap Core Portfolio
        o    Systematic Active Small Cap Growth Portfolio
        o    Systematic Active Small Cap Value Portfolio
        o    U.S. Large Cap Growth Portfolio
        o    U.S. Real Estate Portfolio

     Inactive Portfolios*:

        o    China Growth Portfolio
        o    Gold Portfolio
        o    Large Cap Relative Value Portfolio
        o    MicroCap Portfolio
        o    Mortgage-Backed Securities Portfolio
        o    Municipal Bond Portfolio
        o    U.S. Equity Plus Portfolio

2.   Morgan Stanley Institutional Fund Trust ("Institutional Fund Trust")

     Active Portfolios:

        o    Advisory Portfolio
        o    Advisory Foreign Fixed Income II Portfolio
        o    Advisory Foreign Fixed Income Portfolio
        o    Balanced Portfolio
        o    Core Fixed Income Portfolio
        o    Core Plus Fixed Income Portfolio
        o    Equity Portfolio
        o    Equity Plus Portfolio
        o    High Yield Portfolio
        o    Intermediate Duration Portfolio
        o    International Fixed Income Portfolio
        o    Investment Grade Fixed Income Portfolio
        o    Limited Duration Portfolio
        o    Long Duration Fixed Income Portfolio
        o    Mid-Cap Growth Portfolio
        o    Municipal Portfolio

----------
* Have not commenced or have ceased operations

                                       21

        o    U.S. Mid-Cap Value Portfolio
        o    U.S. Small-Cap Value Portfolio
        o    Value Portfolio

     Inactive Portfolios*:
        o    Balanced Plus Portfolio
        o    Growth Portfolio
        o    Investment Grade Credit Advisory Portfolio
        o    Mortgage Advisory Portfolio
        o    New York Municipal Portfolio
        o    Targeted Duration Portfolio
        o    Value II Portfolio

3.   The Universal Institutional Funds, Inc. ("Universal Funds")

     Active Portfolios:
        o    Core Plus Fixed Income Portfolio
        o    Emerging Markets Debt Portfolio
        o    Emerging Markets Equity Portfolio
        o    Equity and Income Portfolio
        o    Equity Growth Portfolio
        o    Global Franchise Portfolio
        o    Global Real Estate Portfolio
        o    Global Value Equity Portfolio
        o    High Yield Portfolio
        o    International Growth Equity Portfolio
        o    International Magnum Portfolio
        o    Mid-Cap Growth Portfolio
        o    Small Company Growth Portfolio
        o    U.S. Mid-Cap Value Portfolio
        o    U.S. Real Estate Portfolio
        o    Value Portfolio

     Inactive Portfolios*:

        o    Balanced Portfolio
        o    Capital Preservation Portfolio
        o    Core Equity Portfolio
        o    International Fixed Income Portfolio
        o    Investment Grade Fixed Income Portfolio
        o    Latin American Portfolio
        o    Multi-Asset Class Portfolio

----------

                                       22

        o    Targeted Duration Portfolio

4.   Morgan Stanley Institutional Liquidity Funds ("Liquidity Funds")

     Active Portfolios:

        o    Government Portfolio
        o    Money Market Portfolio
        o    Prime Portfolio
        o    Tax-Exempt Portfolio
        o    Treasury Portfolio

     Inactive Portfolios*:

        o    Government Securities Portfolio
        o    Treasury Securities Portfolio

CLOSED-END INSTITUTIONAL FUNDS

5.   Morgan Stanley Asia-Pacific Fund, Inc. ("Asia-Pacific Fund")
6.   Morgan Stanley Eastern Europe Fund, Inc. ("Eastern Europe")
7.   Morgan Stanley Emerging Markets Debt Fund, Inc. ("Emerging Markets Debt")
8.   Morgan Stanley Emerging Markets Fund, Inc. ("Emerging Markets Fund")
9.   Morgan Stanley Global Opportunity Bond Fund, Inc. ("Global Opportunity")
10.  Morgan Stanley High Yield Fund, Inc. ("High Yield Fund")
11.  The Latin American Discovery Fund, Inc. ("Latin American Discovery")
12   The Malaysia Fund, Inc. ("Malaysia Fund")
13.  The Thai Fund, Inc. ("Thai Fund")
14.  The Turkish Investment Fund, Inc. ("Turkish Investment")
15.  India Investment Fund ("India Investment")

CLOSED-END FUND OF HEDGE FUNDS

16.  Morgan Stanley Institutional Fund of Hedge Funds ("Fund of Hedge Funds")

                                 IN REGISTRATION
MORGAN STANLEY RETAIL FUNDS
1. Morgan Stanley American Franchise Fund

FUNDS OF HEDGE FUNDS
1. Morgan Stanley Absolute Return Fund
2. Morgan Stanley Institutional Fund of Hedge Funds II

----------
* Have not commenced or have ceased operations

                                       23

                                    EXHIBIT B
                                    ---------

                               INSTITUTIONAL FUNDS
                                COVERED OFFICERS
                                ----------------

          Ronald E. Robison - President and Principal Executive Officer
            James W. Garrett - Chief Financial Officer and Treasurer

                                  RETAIL FUNDS
                                COVERED OFFICERS
                                ----------------

          Ronald E. Robison - President and Principal Executive Officer
              Francis Smith - Chief Financial Officer and Treasurer

                   MORGAN STANLEY INDIA INVESTMENT FUND, INC.
                                COVERED OFFICERS
                                ----------------

          Ronald E. Robison - President and Principal Executive Officer
            James W. Garrett - Chief Financial Officer and Treasurer

                                       24

                                    EXHIBIT C

                                 GENERAL COUNSEL
                                 ---------------

                                   Barry Fink

                                       25

                                                                   EXHIBIT 12 B1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

                                 CERTIFICATIONS
                                 --------------

I, Ronald E. Robison, certify that:

1.   I have reviewed this report on Form N-CSR of Morgan Stanley International
     Value Equity Fund;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.   The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the
     Investment Company Act of 1940) for the registrant and have:

     a)   designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     b)   designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     c)   evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

     d)   disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

                                       26

     a)   all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     b)   any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

     Date: October 19, 2006
                                               /s/ Ronald E. Robison
                                               Ronald E. Robison
                                               Principal Executive Officer

                                       27

                                                                   EXHIBIT 12 B2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

                                 CERTIFICATIONS
                                 --------------

I, Francis Smith, certify that:

1.   I have reviewed this report on Form N-CSR of Morgan Stanley International
     Value Equity Fund;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.   The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the
     Investment Company Act of 1940) for the registrant and have:

     a)   designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     b)   designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     c)   evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

     d)   disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

                                       28

     a)   all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     b)   any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date: October 19, 2006
                                                   /s/ Francis Smith
                                                   Francis Smith
                                                   Principal Financial  Officer

                                       29

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley International Value Equity Fund

         In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended August 31, 2006 that is accompanied by this certification, the undersigned hereby certifies that:

1.   The Report fully complies with the requirements of Section 13(a) or 15(d)
     of the Securities Exchange Act of 1934; and

2.   The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: October 19, 2006                              /s/ Ronald E. Robison
                                                    ---------------------------
                                                    Ronald E. Robison
                                                    Principal Executive Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley International Value Equity Fund and will be retained by Morgan Stanley International Value Equity Fund and furnished to the
Securities and Exchange Commission or its staff upon request.

                                       30

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley International Value Equity Fund

         In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended August 31, 2006 that is accompanied by this certification, the undersigned hereby certifies that:

1.   The Report fully complies with the requirements of Section 13(a) or 15(d)
     of the Securities Exchange Act of 1934; and

2.   The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: October 19, 2006                              /s/ Francis Smith
                                                    ----------------------
                                                    Francis Smith
                                                    Principal Financial Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley International Value Equity Fund and will be retained by Morgan Stanley International Value Equity Fund and furnished to the
Securities and Exchange Commission or its staff upon request.

                                       31